Investments - Mortgage Loans (Details) (Commercial Real Estate [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	$ 177.0	$ 260.4
Mortgage loans fully repaid	106.5	70.4
Mortgage loans foreclosed	16.7	0
Mortgage Loans on Real Estate	1,643.6	1,648.5
Scheduled Mortgage Loan Principal Repayments [Abstract]
2013	214.4
2014	91.4
2015	142.1
2016	228.0
2017	164.6
Thereafter	811.8
Category 1 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	94.0	95.6
Category 2 to 4 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	1,451.1	1,426.1
Category 5 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	60.2	97.1
Categories 6 and 7 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	$ 38.3	$ 29.7